Offerings	May 22, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value per share
Amount Registered | shares	28,257,859
Proposed Maximum Offering Price per Unit	25.82
Maximum Aggregate Offering Price	$ 729,617,919.38
Fee Rate	0.01381%
Amount of Registration Fee	$ 100,760.23
Offering Note	These securities are being registered in connection with the resale of 28,257,859 ordinary shares, no par value, (the "Ordinary Shares"), by the selling shareholders named in the registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Ordinary Shares being registered hereunder include such indeterminate number of Ordinary Shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Estimated pursuant to Rule 457(f)(1) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price is $25.82 per share, which is the average of the high and low prices of the Ordinary Shares on May 21, 2026, on the NASDAQ Capital Market.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value per share
Fee Rate	0.01381%
Offering Note	Omitted pursuant to Form S-3 Instructions to the Calculation of Filing Fee Tables and Related Disclosure 2(A)(iii)(c). An indeterminate aggregate initial offering price, principal amount or number of the Ordinary Shares is being registered as may from time to time be offered at indeterminate prices In accordance with Rule 456(b) and Rule 457(r), the registrant is deferring payment of all of the registration fees other than the registration fee due in connection with the 28,257,859 Ordinary Shares that may be resold by the selling shareholders named in the registration statement and will pay any other applicable registration fees on a "pay as you go" basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.